Segment information (Tables)	3 Months Ended
Mar. 31, 2025
Segment information [abstract]
Schedule of asset and income by segment

The following tables summarize the Company’s total current and non-current assets and current and non-current liabilities as of March 31, 2025, and December 31, 2024, on a segmented basis:

	As at March 31, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	6,913,628	3,018,151	9,931,779
Non-current assets	4,941,690	—	4,941,690
Current liabilities	10,344,361	—	10,344,361
Non-current liabilities	—	—	—

	As at December 31, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	8,620,407	3,432,340	12,052,747
Non-current assets	5,066,477	—	5,066,477
Current liabilities	6,678,992	—	6,678,992
Non-current liabilities	—	—	—
	For the three months ended March 31, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(2,584)	(64,632)	(67,216)
Total operating expenses	3,397,101	322	3,397,423
Net (loss) income	(8,804,191)	64,310	(8,739,881)
	For the three months ended March 31, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest income	(19,157)	(153,367)	(172,524)
Total operating expenses	2,257,161	195	2,257,356
Net (loss) income	(2,244,597)	153,172	(2,091,425)